ECONOMIC DEPENDENCE (Details Narrative) - Customer Concentration Risk [Member]	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Customer [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Customers risk percentage	10.00%
Customer [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Customers risk percentage	10.00%
One Customer [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Customers risk percentage	70.00%	41.00%
One Customer [Member] | Customer Deposit [Member]
Concentration Risk [Line Items]
Customers risk percentage	50.00%	31.00%
Two Customer [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Customers risk percentage	11.00%	29.00%
Two Customer [Member] | Customer Deposit [Member]
Concentration Risk [Line Items]
Customers risk percentage	0.00%	24.00%